ALPINE AUTO BROKERS, INC.
749 So. State Street
Salt Lake City, Utah 84111

September 10, 2015

Jacqueline Kaufman
Securities and Exchange Commission
Division of Corporation Finance
100 F Street N.E.
Washington DC 20549
Attn: Mara L. Ransom, Assistant Director

Re:           Alpine Auto Brokers, Inc.
Pre-effective Amendment No. 2 to Registration Statement on Form S-1 Filed September 2, 2015
File No. 333-204161

Dear Ms. Kaufman:

    We acknowledge your verbal comment, dated September 9, 2015, asking that the financial statements be moved to the body of the prospectus.  Please see the amended Form S-1 (Amendment No. 3) with the requested changes.

    In connection with the response to your comments, Alpine Auto Brokers, Inc. acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff Comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

    If you have any additional questions, please do not hesitate to contact me.

Sincerely,

Alpine Auto Brokers, Inc.

/s/ Jason E. Wilkinson
Chief Executive Officer